SHAREHOLDERS’ DEFICIT (Details Narrative)							1 Months Ended		3 Months Ended					9 Months Ended		12 Months Ended
	Feb. 17, 2025 shares	Jan. 21, 2025 USD ($) shares	Jan. 03, 2025	May 22, 2024 shares	Feb. 29, 2024	Jul. 13, 2023 shares	Feb. 28, 2025 USD ($) shares	May 31, 2023 shares	Sep. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 shares	Mar. 31, 2024 shares	Sep. 30, 2025 USD ($) Integer $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	May 13, 2025 shares	Apr. 16, 2024 $ / shares shares	Mar. 01, 2024 $ / shares shares	Oct. 31, 2023 $ / shares shares
Class of Stock [Line Items]
Preference shares, shares authorized									10,000,000					10,000,000		10,000,000
Preference shares, par value | $ / shares									$ 0.0001					$ 0.0001		$ 0.0001
Preference shares, shares issued									0					0		0
Preference shares, shares outstanding									0					0		0
Common stock, shares authorized									490,000,000					490,000,000		490,000,000
Common stock, par value | $ / shares									$ 0.0001					$ 0.0001		$ 0.0001
Common stock, shares outstanding									49,525,970					49,525,970		27,601,767		2,929,000
Number of warrants issued																44,000,000	7,500,000
Exercise price of warrants | $ / shares																$ 0.40	$ 0.13
Warrants outstanding | $		$ 91,500,000														$ 91,500,000
Common stock, shares issued									49,525,970					49,525,970		27,601,767
General and administrative expenses | $									$ 512,993		$ 191,578			$ 15,982,233	$ 410,805
Class A common stock conversion		5,735,717
Commitment fee | $														1,750,000
Corporate Advisory Agreement [Member]
Class of Stock [Line Items]
Shares outstanding percentage			4.75%		6.00%
Business combination shares issued							1,662,500
Business combination shares							35,000,000
General and administrative expenses | $							$ 14,131,250
Market price discount percentage							15.00%
First Subscription Agreement [Member]
Class of Stock [Line Items]
Commitment fee | $														$ 1,750,000
Blackstone Subscription Agreement [Member]
Class of Stock [Line Items]
Commitment shares issued	1,795,000
Loan and Transfer Agreement [Member]
Class of Stock [Line Items]
Number of shares issued	50,000
Non Redemption Agreement [Member]
Class of Stock [Line Items]
Number of shares issued				75,000
Amended Service Agreement [Member]
Class of Stock [Line Items]
Advisory fees payable in shares number of shares						80,000
Public Warrants [Member]
Class of Stock [Line Items]
Sale of private placement warrants									14,374,969					14,374,969
Public warrant exercisable term									30 days					30 days
Redemption price per public warrant | $ / shares														$ 0.01
Redemption period														30 days
Warrant redemption condition minimum share price | $ / shares														$ 18.00
Threshold trading days for redemption of public warrants														20 days
Threshold consecutive trading days for redemption of public warrants | Integer														30
Private Placement Warrants [Member]
Class of Stock [Line Items]
Sale of private placement warrants									9,763,333					9,763,333
Common Stock [Member]
Class of Stock [Line Items]
Business combination shares issued										1,662,500
Common stock conversion		91,500,000
Number of shares issued												2,238	17,950
Aspire Biopharma Inc [Member]
Class of Stock [Line Items]
Common stock, shares authorized								750,000,000								750,000,000	750,000,000
Common stock, par value | $ / shares																$ 0.00005	$ 0.00005
Stockholders equity note stock split conversion ratio								20:1
Common stock, shares outstanding																440,000,000	440,000,000
Number of warrants issued																44,000,000	7,500,000
Exercise price of warrants | $ / shares																$ 0.40	$ 0.02
Warrants outstanding | $																$ 91,500,000	$ 47,500,000
General and administrative expenses | $																$ 940,421	$ 246,895
Commitment shares issued																	150,000
Aspire Biopharma Inc [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized																750,000,000
Common stock, par value | $ / shares																$ 0.001
Common stock, shares outstanding																440,000,000
Number of shares issued
Series A Preferred Stock [Member] | Aspire Biopharma Inc [Member]
Class of Stock [Line Items]
Preference shares, shares authorized																25,000,000	25,000,000				25,000,000
Preference shares, par value | $ / shares																$ 0.0001	$ 0.0001				$ 0.0001
Preference shares, shares issued																			35,702	286,357
Shares issued, price per share | $ / shares																			$ 0.80	$ 0.80
Preference shares, shares outstanding																322,059	0
Common Class A [Member]
Class of Stock [Line Items]
Common stock, par value | $ / shares									$ 0.0001					$ 0.0001
Common Class A [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares									11.50					11.50
Common Class A [Member] | Private Placement Warrants [Member]
Class of Stock [Line Items]
Exercise price of warrants | $ / shares									$ 11.50					$ 11.50